Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 9.   Property and Equipment, net

The following table summarizes the Company’s property and equipment (in thousands):

	September 30,	December 31,
	2022	2021
Furniture and office equipment	$2,685	$1,432
Vehicle	1,488	900
Leasehold improvements	5,275	581
Machinery and equipment	2,747	825
Total property and equipment	12,195	3,738
Less: accumulated depreciation	(2,025)	(833)
Property and equipment, net	$10,170	$2,905

The Company recorded depreciation expense of $0.6 million and $0.1 million, which is included in its operating expense, for the three months ended September 30, 2022 and 2021, respectively and $1.5 million and $0.3 million for the nine months ended September 30, 2022 and 2021, respectively.

Fintech Village

On January 28, 2021, the Company’s Board accepted an offer of $2.8 million for Fintech Village, which was a 58-acre former University of Connecticut campus in West Hartford and subsequently signed a sale contract on March 15, 2021. The Company estimated the costs to sell Fintech Village to be $0.2 million and recorded these costs in “Loss on disposal of subsidiaries, net”

In the year ended December 31, 2021, the Company closed on the sale of Fintech Village for $2.8 million, excluding commissions and other costs of $0.2 million.

The asset retirement obligations were derecognized in the year ended December 31, 2021.

Note 10.   Property and Equipment, net

The following table summarizes the Company’s property and equipment (in thousands):

	December 31,	December 31,
	2021	2020
Furniture and office equipment	$1,432	$315
Vehicles	900	229
Leasehold improvements	581	246
Shop equipment	825	—
Total property and equipment	3,738	790
Less: accumulated depreciation	(833)	(460)
Property and equipment, net	$2,905	$330

Fintech Village
Land	$—	$2,750

Retirement asset costs - environmental remediation	—	4,500

Fintech Village	$—	$7,250

The Company recorded depreciation expense of $0.5 million, $0.1 million and $0.1 million in the years ended December 31, 2021, 2020 and 2019, respectively.

Fintech Village

On October 10, 2018, the Company purchased a 58-acre former University of Connecticut campus in West Hartford from the State of Connecticut for $5.2 million in cash and also assumed responsibility of the environmental remediation. The Company obtained a surety bond in favor of the seller in connection with the Company’s environmental remediation obligations. The Company initially recorded asset retirement obligations in the amount of $8.0 million, which was the estimate performed by the seller and at a discount to the purchase price, therefore, the Company considered it a reasonable estimate of fair value of its asset retirement obligation pursuant to ASC 410.

On January 28, 2021, the Company’s Board accepted an offer of $2.8 million for Fintech Village, and subsequently signed a sale contract on March 15, 2021.

In the year ended December 31, 2021, the Company closed on the sale of Fintech Village for $2.8 million, excluding commissions and other costs of $0.2 million.

The asset retirement obligations were derecognized in the year ended December 31, 2021.

The following table summarizes the activity in the asset retirement obligation for the year ended December 31, 2021, and 2020 (in thousands):

	January 1,	Liabilities	Remediation	Accretion		December 31,
	2021	Incurred	Performed	Expense	Derecognition	2021
Asset retirement obligation	$4,653	$—	$—	$—	$(4,653)	$—

	January 1,	Liabilities	Remediation	Accretion		December 31,
	2020	Incurred	Performed	Expense	Derecognition	2020
Asset retirement obligation	$5,094	$—	$(441)	$—	$—	$4,653

In the year ended December 31, 2020, the Company impaired the remaining building with a carrying amount of $0.3 million and land with a carrying amount of $0.3 million and the related asset retirement cost with a carrying amount of $2.0 million and the capitalized architect costs with a carrying amount of $2.7 million.

In the year ended December 31, 2019, the Company impaired buildings with a carrying amount of $2.3 million, which were subsequently demolished, and impaired related asset retirement costs of $1.5 million.